Direct: 414-287-9386

tbausch@gklaw.com

December 22, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Bluestone Community Development Fund (Registration Nos. 333-190432; 811-22875)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Bluestone Community Development Fund, in accordance with Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, please find a Preliminary Consent Solicitation Statement.

If you have any questions regarding this filing, please do not hesitate to contact me at 414-287-9386

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Thomas A. Bausch
Thomas A. Bausch

cc:	Working Group

26430590.1